Annual Total Returns [BarChart] - Harbor Target Retirement 2035 Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(3.27%)
2012	15.61%
2013	16.58%
2014	2.45%
2015	(1.46%)
2016	6.86%
2017	16.88%
2018	(7.16%)
2019	22.17%
2020	16.38%